SCHEDULE OF SHARE BASED PAYMENTS EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Employees and directors share-based payments	$ 1,360,000		$ 2,950,000
Shares issued for services	204,000	23,100	187,000
Total share based payments expenses	$ 1,564,000	$ 23,100	$ 3,137,000